OTHER INCOME (Details) € in Millions	6 Months Ended
Jun. 30, 2023 EUR (€)
Disclosure of other income [Abstract]
Other income	€ 53
Royalty income	18
Proceeds from the sale of sub-strata and associated mineral rights	€ 35